CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Treasury shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Retained Earnings CNY (¥)	Accumulated other comprehensive income CNY (¥)	Total Baozun shareholders' equity CNY (¥)	Noncontrolling Interest CNY (¥)	CNY (¥) shares	USD ($) shares
Beginning balance at Dec. 31, 2019	¥ 115		¥ 2,014,227	¥ 526,009	¥ 28,380	¥ 2,568,731	¥ 21,786	¥ 2,590,517
Beginning balance, shares at Dec. 31, 2019 | shares	188,219,667
Net income (loss)				425,992		425,992	542	426,534
Net loss (income) attributable to redeemable non-controlling interests							254	¥ 254
Cancellation and return of loaned ADS (in shares ) | shares								12,692,328	12,692,328
Issuance of ordinary shares upon Hong Kong public offering	¥ 30		3,084,534			3,084,564		¥ 3,084,564
Issuance of ordinary shares upon Hong Kong public offering (in shares) | shares	43,833,700
Share-based compensation			108,440			108,440		108,440
Exercise of share options and vesting of RSUs			430			430		430
Exercise of share options and vesting of RSUs (in shares) | shares	1,752,486
Foreign currency translation adjustment					(77,136)	(77,136)		(77,136)
Ending balance at Dec. 31, 2020	¥ 145		5,207,631	952,001	(48,756)	6,111,021	22,582	6,133,603
Ending balance, shares at Dec. 31, 2020 | shares	233,805,853
Net income (loss)				(219,830)		(219,830)	13,867	(205,963)
Net loss (income) attributable to redeemable non-controlling interests							(12,362)	(12,362)
Share repurchase		¥ (1,060,353)				(1,060,353)		¥ (1,060,353)
Share repurchase (in shares) | shares		27,191,731
Cancellation and return of loaned ADS (in shares ) | shares								12,692,328	12,692,328
Share-based compensation			196,547			196,547		¥ 196,547
Exercise of share options and vesting of RSUs			52			52		52
Exercise of share options and vesting of RSUs (in shares) | shares	2,180,370
Foreign currency translation adjustment					(53,847)	(53,847)		(53,847)
Cancellation of share repurchased	¥ (12)	¥ 674,411	(367,353)	(307,046)
Cancellation of share repurchased (in shares) | shares	(19,042,105)	(19,042,105)
Tax effect relating to the investment from Cainiao (Note 15)			(82,094)			(82,094)		(82,094)
Acquisition of non-controlling interest			4,863			4,863	(16,361)	(11,498)
Non-controlling interest acquired from business combinations							155,584	155,584
Ending balance at Dec. 31, 2021	¥ 133	¥ (385,942)	4,959,646	425,125	(102,603)	4,896,359	163,310	5,059,669
Ending balance, shares at Dec. 31, 2021 | shares	216,944,118	8,149,626
Net income (loss)				(653,290)		(653,290)	42,916	(610,374)	$ (88,495)
Net loss (income) attributable to redeemable non-controlling interests							(43,759)	(43,759)	(6,344)
Share repurchase		¥ (446,636)				(446,636)		(446,636)
Share repurchase (in shares) | shares		24,203,643
Cancellation and return of loaned ADS	¥ (9)		9
Cancellation and return of loaned ADS (in shares ) | shares	12,692,328
Share-based compensation			142,381			142,381		142,381
Exercise of share options and vesting of RSUs			3			3		3
Exercise of share options and vesting of RSUs (in shares) | shares	4,503,090
Foreign currency translation adjustment					118,281	118,281		118,281	17,149
Acquisition of non-controlling interest			1,095			1,095	(6,465)	(5,370)
Consolidation of subsidiaries with noncontrolling interests							9,830	9,830
Deconsolidation of a subsidiary due to loss of control			26,029			26,029	(12,098)	13,931
Capital contribution from noncontrolling interests			(60)			(60)	360	300
Ending balance at Dec. 31, 2022	¥ 124	¥ (832,578)	¥ 5,129,103	¥ (228,165)	¥ 15,678	¥ 4,084,162	¥ 154,094	¥ 4,238,256	$ 614,492
Ending balance, shares at Dec. 31, 2022 | shares	208,754,880	32,353,269